              STANDARD & POOR'S DEPOSITARY RECEIPTS(R) ("SPDR")(R)

                              SPDR TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2004

"S&P(R)", "S&P 500(R)", "STANDARD & POOR'S(R)", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDR(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY PDR SERVICES LLC AND THE AMERICAN STOCK EXCHANGE LLC. THE TRUST, HOWEVER, IS NOT SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST SERIES 1
TRUST OVERVIEW
--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P 500 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

The Trust ended its fiscal year on September 30, 2004 with a 12-month total return of 13.62% on net asset value as compared to the S&P 500 Index return of 13.87%.

Most of the gain in the S&P 500 Index was achieved in the first quarter of the fiscal year when the Index rose 12.18%. Since then, the Index has traded in a relatively tight range, usually within plus or minus two percentage points of the level at the end of the 2003 calendar year.

After pricing significant expected earnings into stock prices early in the year, the market appeared to wait and see if those earnings would materialize. Other factors influencing the market were the presidential election, the continuing instability in Iraq, rising short term interest rates, and increasing oil prices. The price of a barrel of oil was just under $50 on September 30, 2004, a 70% increase from the price one year earlier. The impact of this price increase, along with the decision of the Federal Reserve to tighten monetary policy by raising short term interest rates, caused some concern over the outlook of the U.S. economy.

Energy was the top performing sector during the last year. The Energy Select Sector Index rose nearly 49% as the increased price of oil appeared to benefit Energy companies. The Materials and Industrial Sectors also posted strong gains during the year. Materials companies benefited from increased commodity prices and Industrial companies appeared to gain on the improved economic outlook at the start of the year. All ten sectors of the S&P 500 Index posted gains during the year, with Information Technology posting the lowest performance.

We appreciate your support of the SPDR Trust and look forward to serving your investment needs in the future.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

         COMMON STOCKS              SHARES          VALUE
3M Co. .........................   3,434,968   $   274,694,391
Abbott Laboratories.............   6,849,604       290,149,225
ACE Ltd. .......................   1,208,123        48,397,407
ADC Telecommunications,
  Inc. *........................   3,559,143         6,442,049
Adobe Systems, Inc. ............   1,026,672        50,789,464
Advanced Micro Devices,
  Inc. *........................   1,474,618        19,170,034
AES Corp. *.....................   2,722,661        27,199,383
Aetna, Inc. ....................     677,493        67,701,875
Affiliated Computer Services,
  Inc. Cl A *...................     562,253        31,300,625
Aflac, Inc. ....................   2,233,263        87,566,242
Agilent Technologies, Inc. *....   2,098,896        45,273,187
Air Products & Chemicals,
  Inc. .........................   1,011,171        54,987,479
Alberto-Culver Co. (Class B)....     381,773        16,599,490
Albertson's, Inc. ..............   1,616,865        38,691,579
Alcoa, Inc. ....................   3,836,166       128,856,816
Allegheny Energy, Inc. *........     558,903         8,920,092
Allegheny Technologies, Inc. ...     378,473         6,907,132
Allergan, Inc. .................     572,296        41,520,075
Allied Waste Industries,
  Inc. *........................   1,413,539        12,509,820
Allstate Corp. .................   3,044,583       146,109,538
ALLTEL Corp. ...................   1,353,069        74,297,019
Altera Corp. *..................   1,673,051        32,741,608
Altria Group, Inc. .............   8,995,850       423,164,784
Ambac Financial Group, Inc. ....     478,683        38,270,706
Amerada Hess Corp. .............     388,739        34,597,771
Ameren Corp. ...................     853,849        39,405,131
American Electric Power Co.,
  Inc. .........................   1,753,469        56,040,869
American Express Co. ...........   5,569,945       286,629,370
American International Group,
  Inc. .........................  11,441,092       777,879,845
American Power Conversion
  Corp. ........................     890,121        15,479,204
American Standard Companies
  Inc. *........................     962,581        37,454,027
AmerisourceBergen Corp. ........     494,570        26,563,355
Amgen Inc. *....................   5,578,289       316,177,421
AmSouth Bancorp.................   1,550,040        37,820,976
Anadarko Petroleum Corp. .......   1,109,116        73,600,938
Analog Devices, Inc. ...........   1,647,913        63,906,066
Andrew Corp. *..................     701,673         8,588,478
Anheuser-Busch Companies
  Inc. .........................   3,531,874       176,417,106
Anthem, Inc. *..................     613,228        53,504,143
Aon Corp. ......................   1,393,367        40,045,368
Apache Corp. ...................   1,419,442        71,128,239
Apartment Investment &
  Management Co. (Class A)......     417,648        14,525,797
Apollo Group, Inc. (Class
  A) *..........................     850,887        62,429,579
Apple Computer, Inc. *..........   1,705,289        66,079,949
Applera Corp. -- Applied
  Biosystems Group..............     911,456        17,199,175
Applied Materials, Inc. *.......   7,425,498       122,446,462
Applied Micro Circuits
  Corp. *.......................   1,350,961         4,228,508
Archer-Daniels-Midland Co. .....   2,861,478        48,587,896
Ashland, Inc. ..................     320,040        17,947,843
AT&T Corp. .....................   3,503,975        50,176,922

         COMMON STOCKS              SHARES          VALUE
AT&T Wireless Services,
  Inc. *........................  12,012,149   $   177,539,562
Autodesk, Inc. .................     479,007        23,294,110
Automatic Data Processing,
  Inc. .........................   2,566,378       106,042,739
AutoNation, Inc. *..............   1,173,727        20,047,257
Autozone, Inc. *................     365,236        28,214,481
Avaya, Inc. *...................   1,874,463        26,130,014
Avery Dennison Corp. ...........     488,729        32,148,594
Avon Products, Inc. ............   2,079,508        90,832,909
Baker Hughes, Inc. .............   1,463,136        63,968,306
Ball Corp. .....................     493,660        18,477,694
Bank of America Corp. ..........  17,870,528       774,329,978
Bank of New York Co., Inc.
  (The).........................   3,417,436        99,686,608
Bausch & Lomb, Inc. ............     238,892        15,874,373
Baxter International Inc. ......   2,653,454        85,335,081
BB&T Corp. .....................   2,470,312        98,046,683
Bear Stearns Inc. ..............     439,651        42,281,237
Becton, Dickinson and Company...   1,115,868        57,690,376
Bed Bath & Beyond, Inc. *.......   1,308,661        48,564,410
BellSouth Corp. ................   8,063,178       218,673,387
Bemis Co., Inc. ................     487,160        12,948,713
Best Buy Co., Inc. .............   1,417,389        76,879,179
Big Lots, Inc. *................     509,380         6,229,717
Biogen Idec Inc, Com *..........   1,495,512        91,480,469
Biomet, Inc. ...................   1,129,591        52,955,226
BJ Services Co. *...............     690,400        36,183,864
Black & Decker Corp. ...........     344,828        26,703,480
Block (H&R), Inc. ..............     724,419        35,800,787
BMC Software, Inc. *............     991,771        15,679,900
Boeing Co. .....................   3,698,394       190,911,098
Boise Cascade Corp. ............     385,247        12,821,020
Boston Scientific Corp. *.......   3,700,955       147,038,942
Bristol-Myers Squibb Co. .......   8,554,286       202,479,950
Broadcom Corp. (Class A) *......   1,333,970        36,404,041
Brown-Forman Corp. (Class B)....     535,515        24,526,587
Brunswick Corp. ................     403,222        18,451,439
Burlington Northern Santa Fe
  Corp. ........................   1,639,800        62,820,738
Burlington Resources, Inc. .....   1,747,152        71,283,802
C.R. Bard, Inc. ................     468,514        26,531,948
Calpine Corp. *.................   1,665,643         4,830,365
Campbell Soup Co. ..............   1,818,603        47,811,073
Capital One Financial Corp. ....   1,055,349        77,990,291
Cardinal Health, Inc. ..........   1,890,373        82,741,626
Caremark Rx, Inc. *.............   2,048,417        65,692,733
Carnival Corp. .................   2,768,263       130,911,157
Caterpillar, Inc. ..............   1,501,185       120,770,333
Cendant Corp. ..................   4,642,464       100,277,222
CenterPoint Energy, Inc. .......   1,354,485        14,032,465
Centex Corp. ...................     533,458        26,918,291
CenturyTel, Inc. ...............     593,174        20,310,278
Charles Schwab Corp. (The)......   6,021,766        55,340,030
ChevronTexaco Corp. ............   9,358,496       501,989,725
Chiron Corp. *..................     836,733        36,983,599
Chubb Corp. ....................     822,014        57,771,144

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
CIENA Corp. *...................   2,012,517   $     3,984,784
CIGNA Corp. ....................     604,178        42,068,914
Cincinnati Financial Corp. .....     752,926        31,035,610
CINergy Corp. ..................     781,341        30,941,104
Cintas Corp. ...................     759,241        31,918,492
Circuit City Stores, Inc. ......     937,774        14,385,453
Cisco Systems, Inc. *...........  29,695,595       537,490,269
Citigroup, Inc. ................  22,761,117     1,004,220,482
Citizens Communications Co. ....   1,457,154        19,511,292
Citrix Systems, Inc. *..........     722,580        12,659,602
Clear Channel Communications,
  Inc. .........................   2,589,648        80,719,328
Clorox Co. .....................     933,676        49,764,931
CMS Energy Corp. *..............     593,922         5,654,137
Coach, Inc. Com *...............     843,268        35,771,429
Coca-Cola Co. (The).............  10,659,576       426,916,019
Coca-Cola Enterprises, Inc. ....   2,026,073        38,292,780
Colgate-Palmolive Co. ..........   2,344,449       105,922,206
Comcast Corp. (Class A) *.......   9,848,977       278,135,110
Comerica, Inc. .................     760,936        45,161,552
Computer Associates
  International, Inc. ..........   2,555,684        67,214,489
Computer Sciences Corp. *.......     832,067        39,190,356
Compuware Corp. *...............   1,676,583         8,634,402
Comverse Technology, Inc. *.....     788,022        14,838,454
ConAgra Foods, Inc. ............   2,320,379        59,656,944
Conoco Phillips, Inc. ..........   3,001,679       248,689,105
Consolidated Edison, Inc. ......   1,060,963        44,602,885
Constellation Energy Group,
  Inc. .........................     771,816        30,749,149
Convergys Corp. *...............     665,873         8,942,674
Cooper Industries Ltd (Class
  A)............................     406,675        23,993,825
Cooper Tire & Rubber Co. .......     330,054         6,657,189
Coors (Adolph) Co. (Class B)....     168,533        11,446,761
Corning Inc. *..................   6,125,484        67,870,363
Costco Wholesale Corp. .........   2,000,874        83,156,323
Countrywide Financial Corp. ....   2,449,161        96,472,452
Crane Co. ......................     276,792         8,004,825
CSX Corp. ......................     942,618        31,294,918
Cummins, Inc. ..................     190,010        14,039,839
CVS Corp. ......................   1,721,107        72,510,238
Dana Corp. .....................     675,433        11,948,410
Danaher Corp. ..................   1,355,892        69,530,142
Darden Restaurants, Inc. .......     728,261        16,983,047
Deere & Co. ....................   1,074,991        69,390,669
Dell Inc. *.....................  10,966,168       390,395,581
Delphi Corp. ...................   2,517,447        23,387,083
Delta Air Lines, Inc. *.........     561,603         1,847,674
Deluxe Corp. ...................     223,168         9,154,351
Devon Energy Corp. .............   1,062,223        75,428,455
Dillard's, Inc. (Class A).......     339,454         6,700,822
Disney (Walt) Co. (The).........   9,023,191       203,472,957
Dollar General Corp. ...........   1,444,227        29,101,174
Dominion Resources, Inc. .......   1,434,077        93,573,524
Dover Corp. ....................     886,938        34,475,280

         COMMON STOCKS              SHARES          VALUE
Dow Chemical Co. ...............   4,114,829   $   185,907,974
Dow Jones & Co., Inc. ..........     368,480        14,963,973
DTE Energy Co. .................     744,657        31,417,079
Du Pont (E.I.) de Nemours.......   4,408,353       188,677,508
Duke Energy Corp. ..............   4,122,796        94,370,800
Dynegy, Inc. (Class A) *........   1,585,779         7,913,037
E*TRADE Financial Corp. *.......   1,619,967        18,500,023
Eastman Chemical Co. ...........     351,412        16,709,641
Eastman Kodak Co. ..............   1,263,337        40,704,718
Eaton Corp. ....................     661,872        41,969,304
eBay, Inc. *....................   2,893,882       266,063,511
Ecolab, Inc. ...................   1,128,304        35,473,878
Edison International............   1,453,455        38,531,092
El Paso Corp. ..................   2,830,835        26,015,374
Electronic Arts Inc. *..........   1,295,182        59,565,420
Electronic Data Systems
  Corp. ........................   2,133,598        41,370,465
EMC Corp. *.....................  10,654,670       122,954,892
Emerson Electric Co. ...........   1,850,442       114,523,855
Engelhard Corp. ................     553,662        15,696,318
Entergy Corp. ..................     989,248        59,958,321
EOG Resources, Inc. ............     515,775        33,963,784
Equifax, Inc. ..................     613,910        16,182,668
Equity Office Properties
  Trust.........................   1,787,266        48,702,998
Equity Residential Properties
  Trust.........................   1,199,859        37,195,629
Exelon Corp. ...................   2,867,163       105,196,210
Express Scripts, Inc. (Class
  A) *..........................     351,836        22,988,964
Exxon Mobil Corp. ..............  28,578,739     1,381,210,456
Family Dollar Stores, Inc. .....     772,375        20,931,362
Fannie Mae......................   4,256,509       269,862,671
Federated Department Stores,
  Inc. .........................     799,038        36,300,296
Federated Investors, Inc. (Class
  B)............................     480,545        13,666,700
FedEx Corp. ....................   1,317,925       112,932,993
Fifth Third Bancorp.............   2,486,557       122,388,336
First Data Corp. ...............   3,765,611       163,804,078
First Horizon National Corp. ...     544,087        23,591,612
FirstEnergy Corp. ..............   1,443,486        59,298,405
Fiserv, Inc. *..................     824,599        28,745,521
Fisher Scientific International,
  Inc. *........................     501,318        29,241,879
Fluor Corp. ....................     346,532        15,427,605
Ford Motor Co. .................   8,047,319       113,064,832
Forest Laboratories, Inc. *.....   1,623,540        73,026,829
Fortune Brands, Inc. ...........     632,754        46,880,744
FPL Group, Inc. ................     813,833        55,601,071
Franklin Resources, Inc. .......   1,100,820        61,381,723
Freddie Mac.....................   3,022,629       197,196,316
Freeport-McMoran Copper & Gold,
  Inc. (Class B)................     759,422        30,756,591
Gannett Co., Inc. ..............   1,169,163        97,929,093
Gap, Inc. (The).................   3,957,368        74,002,782
Gateway, Inc. *.................   1,490,042         7,375,708
General Dynamics Corp. .........     876,290        89,469,209
General Electric Co. ...........  46,389,245     1,557,750,847
General Mills, Inc. ............   1,627,210        73,061,729

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
General Motors Corp. ...........   2,488,557   $   105,713,901
Genuine Parts Co. ..............     778,916        29,894,796
Genzyme Corp. *.................     989,550        53,841,415
Georgia-Pacific Corp. ..........   1,113,091        40,015,621
Gilead Sciences, Inc. Com *.....   1,876,175        70,131,421
Gillette Co. ...................   4,407,012       183,948,681
Golden West Financial Corp. ....     670,119        74,349,703
Goldman Sachs Group, Inc. ......   2,119,438       197,616,399
Goodrich (B.F.) Co. (The).......     518,860        16,271,450
Goodyear Tire & Rubber Co.
  (The) *.......................     720,370         7,736,774
Great Lakes Chemical Corp. .....     231,904         5,936,742
Guidant Corp. ..................   1,360,802        89,867,364
Halliburton Co. ................   1,944,538        65,511,485
Harley-Davidson, Inc. ..........   1,295,795        77,022,055
Harrah's Entertainment, Inc. ...     504,297        26,717,655
Hartford Financial Services
  Group, Inc. (The).............   1,286,871        79,695,921
Hasbro, Inc. ...................     787,622        14,807,294
HCA, Inc. ......................   2,132,584        81,358,080
Health Management Associates,
  Inc. .........................   1,093,128        22,332,605
Heinz (H.J.) Co. ...............   1,559,732        56,181,547
Hercules, Inc. *................     492,855         7,023,184
Hershey Foods Corp. ............   1,080,424        50,466,605
Hewlett-Packard Co. ............  13,267,552       248,766,600
Hilton Hotels Corp. ............   1,660,640        31,286,458
Home Depot, Inc. ...............   9,642,815       377,998,348
Honeywell International,
  Inc. .........................   3,792,252       135,990,157
Hospira, Inc. *.................     689,561        21,100,567
Humana, Inc. *..................     755,831        15,101,503
Huntington Bancshares, Inc. ....   1,016,018        25,309,008
Illinois Tool Works, Inc. ......   1,327,199       123,655,131
IMS Health, Inc. ...............   1,031,718        24,678,695
Ingersoll-Rand Co. (Class A)....     760,914        51,719,325
Intel Corp. ....................  28,178,769       565,266,106
International Business Machines
  Corp. ........................   7,358,912       630,953,115
International Flavors &
  Fragrances, Inc. .............     421,089        16,085,600
International Game Technology...   1,510,745        54,311,283
International Paper Co. ........   2,121,269        85,720,480
Interpublic Group of Companies
  Inc. *........................   1,831,519        19,395,786
Intuit, Inc. *..................     841,374        38,198,380
ITT Industries, Inc. ...........     405,729        32,454,263
J.C. Penney Co., Inc. (Holding
  Co.)..........................   1,266,964        44,698,490
J.P. Morgan Chase & Co. ........  15,649,730       621,763,773
Jabil Circuit, Inc. *...........     874,217        20,106,991
Janus Capital Group, Inc. ......   1,062,769        14,464,286
JDS Uniphase Corp. *............   6,332,078        21,339,103
Jefferson-Pilot Corp. ..........     622,257        30,901,283
Johnson & Johnson Co. ..........  13,037,603       734,408,177
Johnson Controls, Inc. .........     833,102        47,328,525
Jones Apparel Group, Inc. ......     553,949        19,831,374

         COMMON STOCKS              SHARES          VALUE
KB HOME.........................     213,033   $    17,999,158
Kellogg Co. ....................   1,813,110        77,347,273
Kerr-McGee Corp. ...............     658,274        37,686,186
Keycorp.........................   1,802,331        56,953,660
KeySpan Corp. ..................     696,379        27,298,057
Kimberly-Clark Corp. ...........   2,172,568       140,326,167
Kinder Morgan, Inc. ............     543,860        34,165,285
King Pharmaceuticals, Inc. *....   1,078,051        12,871,929
Kla-Tencor Corp. *..............     840,906        34,880,781
Knight Ridder, Inc. ............     352,115        23,045,927
Kohl's Corp. *..................   1,492,870        71,941,405
Kroger Co. *....................   3,296,705        51,164,862
Leggett & Platt, Inc. ..........     875,854        24,611,497
Lehman Brothers Holdings,
  Inc. .........................   1,209,548        96,425,167
Lexmark International, Inc.
  (Class A) *...................     564,098        47,389,873
Lilly (Eli) & Co. ..............   4,946,207       297,019,730
Limited, Inc. (The).............   2,055,479        45,816,627
Lincoln National Corp. .........     786,280        36,955,160
Linear Technology Corp. ........   1,358,646        49,237,331
Liz Claiborne, Inc. ............     483,685        18,244,598
Lockheed Martin Corp. ..........   1,968,999       109,830,764
Loews Corp. ....................     818,570        47,886,345
Louisiana-Pacific Corp. ........     484,554        12,574,176
Lowe's Companies Inc. ..........   3,449,450       187,477,607
LSI Logic Corp. *...............   1,637,727         7,058,603
Lucent Technologies, Inc. *.....  18,598,353        58,956,779
M&T Bank Corp. .................     520,242        49,787,159
Manor Care, Inc. ...............     398,755        11,946,700
Marathon Oil Corp. .............   1,499,469        61,898,080
Marriott International, Inc. ...     993,199        51,606,620
Marsh & McLennan Companies
  Inc. .........................   2,298,534       105,180,916
Marshall & Ilsley Corp. ........     975,479        39,311,804
Masco Corp. ....................   1,924,085        66,438,655
Mattel, Inc. ...................   1,855,649        33,642,916
Maxim Integrated Products,
  Inc. .........................   1,415,293        59,852,741
May Department Stores Co. ......   1,274,978        32,677,686
Maytag Corp. ...................     347,155         6,377,237
MBIA, Inc. .....................     635,063        36,967,017
MBNA Corp. .....................   5,604,371       141,230,149
McCormick & Co., Inc. ..........     622,774        21,386,059
McDonald's Corp. ...............   5,554,436       155,690,841
McGraw-Hill Cos., Inc. (The)....     843,366        67,207,837
McKesson Corp. .................   1,267,075        32,500,474
MeadWestvaco Corp. .............     883,540        28,184,926
Medco Health Solutions,
  Inc. *........................   1,202,350        37,152,615
MedImmune, Inc. *...............   1,106,782        26,230,733
Medtronic, Inc. ................   5,322,165       276,220,363
Mellon Financial Corp. .........   1,863,957        51,612,969
Merck & Co., Inc. ..............   9,759,499       322,063,467
Mercury Interactive Corp. *.....     370,919        12,937,655
Meredith Corp. .................     228,514        11,741,049
Merrill Lynch & Co., Inc. ......   4,125,226       205,106,237

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
MetLife, Inc. ..................   3,319,514   $   128,299,216
MGIC Investment Corp. ..........     434,868        28,940,465
Micron Technology, Inc. *.......   2,671,462        32,137,688
Microsoft Corp. ................  47,779,326     1,321,098,364
Millipore Corp. *...............     214,059        10,242,723
Molex, Inc. ....................     839,615        25,037,319
Monsanto Co. ...................   1,141,202        41,562,577
Monster Worldwide, Inc. *.......     475,165        11,708,066
Moody's Corp. ..................     658,151        48,209,561
Morgan Stanley Dean Witter &
  Co. ..........................   4,821,891       237,719,226
Motorola, Inc. .................  10,291,658       185,661,510
Mylan Laboratories, Inc. .......   1,173,505        21,123,090
Nabors Industries Ltd. *........     633,826        30,011,661
National City Corp. ............   2,911,665       112,448,502
National Semiconductor
  Corp. *.......................   1,541,653        23,880,205
Navistar International
  Corp. *.......................     304,080        11,308,735
NCR Corp. *.....................     416,987        20,678,385
Network Appliance, Inc. *.......   1,520,790        34,978,170
New York Times Co. (The) (Class
  A)............................     655,079        25,613,589
Newell Rubbermaid, Inc. ........   1,164,873        23,344,055
Newmont Mining Corp. (Holding
  Co.)..........................   1,913,601        87,126,254
Nextel Communications, Inc.
  (Class A) *...................   4,864,714       115,974,782
Nicor, Inc. ....................     201,677         7,401,546
Nike, Inc. (Class B)............   1,162,444        91,600,587
NiSource, Inc. .................   1,156,870        24,305,839
Noble Corp. *...................     590,956        26,563,472
Nordstrom, Inc. ................     598,371        22,881,707
Norfolk Southern Corp. .........   1,726,061        51,333,054
North Fork Bancorporation,
  Inc. .........................   1,372,249        60,996,468
Northern Trust Corp. ...........     973,359        39,713,047
Northrop Grumman Corp. .........   1,583,411        84,443,309
Novell, Inc. *..................   1,567,208         9,889,082
Novellus Systems, Inc. *........     676,793        17,995,926
Nucor Corp. ....................     330,022        30,154,110
NVIDIA Corp. *..................     706,822        10,263,055
Occidental Petroleum Corp. .....   1,713,922        95,859,657
Office Depot, Inc. *............   1,313,614        19,743,618
Omnicom Group, Inc. ............     826,533        60,386,501
Oracle Corp. *..................  22,816,356       257,368,496
PACCAR, Inc. ...................     778,479        53,808,468
Pactiv Corp. *..................     672,774        15,641,996
Pall Corp. .....................     562,438        13,768,482
Parametric Technology Corp. *...   1,208,646         6,381,651
Parker-Hannifin Corp. ..........     525,221        30,914,508
Paychex, Inc. ..................   1,666,219        50,236,503
Peoples Energy Corp. ...........     157,075         6,546,886
PeopleSoft, Inc. *..............   1,607,174        31,902,404
PepsiCo, Inc. ..................   7,442,496       362,077,430
PerkinElmer, Inc. ..............     553,284         9,527,550
Pfizer Inc. ....................  33,165,974     1,014,878,804
PG&E Corp. *....................   1,761,383        53,546,043

         COMMON STOCKS              SHARES          VALUE
Phelps Dodge Corp. .............     409,697   $    37,704,415
Pinnacle West Capital Corp. ....     380,115        15,774,773
Pitney Bowes, Inc. .............   1,032,020        45,512,082
Plum Creek Timber Co., Inc. ....     823,984        28,864,160
PMC-Sierra, Inc. *..............     738,194         6,503,489
PNC Financial Services Group....   1,226,118        66,332,984
Power-One, Inc. *...............     345,259         2,237,278
PPG Industries, Inc. ...........     750,524        45,992,111
PPL Corp. ......................     785,220        37,046,680
Praxair, Inc. ..................   1,431,683        61,190,131
Principal Financial Group.......   1,376,967        49,529,503
Procter & Gamble Co. ...........  11,166,076       604,308,033
Progress Energy, Inc. ..........   1,082,325        45,825,640
Progressive Corp. (The).........     958,372        81,222,027
ProLogis........................     795,534        28,034,618
Providian Financial Corp. *.....   1,281,179        19,909,522
Prudential Financial, Inc. .....   2,280,178       107,259,573
Public Service Enterprise Group,
  Inc. .........................   1,042,821        44,424,175
Pulte Homes, Inc. ..............     543,694        33,366,501
QLogic Corp. *..................     407,877        12,077,238
QUALCOMM, Inc. .................   7,111,114       277,617,891
Quest Diagnostics Inc. .........     456,552        40,277,017
Qwest Communications
  International, Inc. *.........   7,785,595        25,926,031
R.R. Donnelley & Sons Co. ......     945,010        29,597,713
RadioShack Corp. ...............     722,842        20,702,195
Raytheon Co. ...................   1,982,351        75,289,691
Reebok International Ltd. ......     252,763         9,281,457
Regions Financial Corp. ........   2,044,154        67,579,731
Reynolds American, Inc. ........     658,298        44,790,596
Robert Half International,
  Inc. *........................     754,273        19,437,615
Rockwell Automation, Inc. ......     828,674        32,069,684
Rockwell Collins, Inc. .........     788,568        29,287,416
Rohm & Haas Co. ................     983,704        42,269,761
Rowan Companies, Inc. *.........     436,330        11,519,112
Ryder System, Inc. .............     279,229        13,134,932
Sabre Holdings Corp. ...........     614,915        15,083,865
SAFECO Corp. ...................     553,127        25,250,248
Safeway, Inc. *.................   1,957,848        37,806,045
Sanmina-SCI Corp. *.............   2,345,400        16,535,070
Sara Lee Corp. .................   3,485,518        79,678,941
SBC Communications Inc. ........  14,545,193       377,447,758
Schering-Plough Corp. ..........   6,490,775       123,714,171
Schlumberger Ltd. ..............   2,584,352       173,952,733
Scientific-Atlanta, Inc. .......     662,261        17,165,805
Sealed Air Corp. *..............     386,008        17,891,471
Sears, Roebuck & Co. ...........     934,566        37,242,455
Sempra Energy...................   1,001,409        36,240,992
Sherwin-Williams Co. (The)......     629,082        27,654,445
Siebel Systems, Inc. *..........   2,070,585        15,612,211
Sigma-Aldrich Corp. ............     306,130        17,755,540
Simon Property Group, Inc. .....     900,322        48,284,269
SLM Corp. ......................   1,927,519        85,967,347

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Snap-on, Inc. ..................     259,857   $     7,161,659
Solectron Corp. *...............   3,999,754        19,798,782
Southern Co. (The)..............   3,208,142        96,180,097
SouthTrust Corp. ...............   1,468,199        61,165,170
Southwest Airlines Co. .........   3,425,782        46,659,151
Sovereign Bancorp, Inc. ........   1,430,280        31,208,710
Sprint Corp. ...................   6,385,138       128,532,828
St. Jude Medical, Inc. *........     757,709        57,032,756
St. Paul Companies Inc. (The)...   2,926,190        96,739,841
Stanley Works (The).............     358,204        15,234,416
Staples, Inc. ..................   2,164,827        64,555,141
Starbucks Corp. *...............   1,746,583        79,399,663
Starwood Hotels & Resorts
  Worldwide, Inc. ..............     882,108        40,947,453
State Street Corp. .............   1,481,556        63,277,257
Stryker Corp. ..................   1,761,120        84,674,650
Sun Microsystems, Inc. *........  14,514,236        58,637,513
SunGard Data Systems, Inc. *....   1,260,460        29,961,134
Sunoco, Inc. ...................     332,121        24,570,312
SunTrust Banks, Inc. ...........   1,575,957       110,963,132
Supervalu, Inc. ................     601,778        16,578,984
Symantec Corp. *................   1,374,765        75,447,103
Symbol Technologies, Inc. ......   1,006,571        12,723,057
Synovus Financial Corp. ........   1,310,540        34,270,621
Sysco Corp. ....................   2,808,278        84,023,678
T. Rowe Price Group, Inc. ......     561,284        28,591,807
Target Corp. ...................   3,968,700       179,583,675
TECO Energy, Inc. ..............     812,607        10,994,573
Tektronix, Inc. ................     394,266        13,109,345
Tellabs, Inc. *.................   1,855,182        17,049,123
Temple-Inland, Inc. ............     226,920        15,237,678
Tenet Healthcare Corp. *........   2,102,982        22,691,176
Teradyne, Inc. *................     807,012        10,813,961
Texas Instruments, Inc. ........   7,600,403       161,736,576
Textron, Inc. ..................     608,839        39,130,083
The Pepsi Bottling Group,
  Inc. .........................   1,143,588        31,048,414
Thermo Electron Corp. *.........     731,599        19,767,805
Tiffany & Co. ..................     647,825        19,914,140
Time Warner, Inc. *.............  20,024,142       323,189,652
TJX Cos., Inc. (The)............   2,173,648        47,907,202
Torchmark Corp. ................     500,051        26,592,712
Toys "R" Us, Inc. *.............     880,447        15,619,130
Transocean Sedco Forex,
  Inc. *........................   1,417,588        50,721,299
Tribune Co. ....................   1,398,363        57,542,637
TXU Corp. ......................   1,328,272        63,650,794
Tyco International Ltd. ........   8,797,273       269,724,390
U.S. Bancorp....................   8,256,384       238,609,498
Union Pacific Corp. ............   1,142,638        66,958,587
Unisys Corp. *..................   1,425,554        14,711,717
United Parcel Service Inc.
  (Class B).....................   4,950,665       375,854,487
United States Steel Corp. ......     500,001        18,810,038


         COMMON STOCKS              SHARES          VALUE
United Technologies Corp. ......   2,257,460   $   210,801,615
UnitedHealth Group, Inc. .......   2,937,336       216,599,157
Univision Communications, Inc.
  (Class A) *...................   1,427,021        45,108,134
Unocal Corp. ...................   1,157,098        49,755,214
UnumProvident Corp. ............   1,282,936        20,129,266
UST, Inc. ......................     741,630        29,858,024
V.F. Corp. .....................     476,208        23,548,486
Valero Energy Corp. ............     555,756        44,577,189
VERITAS Software Corp. *........   1,888,042        33,607,148
Verizon Communications Inc. ....  12,156,500       478,722,970
Viacom, Inc. ...................   7,627,071       255,964,503
Visteon Corp. ..................     596,608         4,766,898
Vulcan Materials Co. ...........     461,369        23,506,751
W.W. Grainger, Inc. ............     402,285        23,191,730
Wachovia Corp. .................   5,752,629       270,085,932
Wal-Mart Stores, Inc. ..........  18,634,599       991,360,667
Walgreen Co. ...................   4,516,555       161,828,166
Washington Mutual, Inc. ........   3,808,457       148,834,500
Waste Management, Inc. .........   2,543,435        69,537,513
Waters Corp. *..................     535,133        23,599,365
Watson Pharmaceuticals,
  Inc. *........................     474,209        13,970,197
Wellpoint Health Networks,
  Inc. *........................     684,670        71,951,970
Wells Fargo & Co. ..............   7,411,487       441,946,970
Wendy's International, Inc. ....     480,128        16,132,301
Weyerhaeuser Co. ...............   1,061,120        70,543,258
Whirlpool Corp. ................     288,916        17,360,962
Williams Companies Inc. (The)...   2,297,853        27,804,021
Winn-Dixie Stores, Inc. ........     631,117         1,950,152
Worthington Industries, Inc. ...     391,173         8,351,544
Wrigley (Wm.) Jr. Co. ..........     990,827        62,729,257
Wyeth...........................   5,868,227       219,471,690
Xcel Energy, Inc. ..............   1,693,314        29,328,198
Xerox Corp. *...................   3,691,221        51,972,392
Xilinx, Inc. ...................   1,497,008        40,419,216
XL Capital Ltd. ................     598,352        44,272,064
Yahoo!, Inc. *..................   5,979,435       202,762,641
Yum Brands, Inc. ...............   1,271,061        51,681,340
Zimmer Holdings, Inc. *.........   1,071,528        84,693,573
Zions Bancorp...................     393,123        23,996,228
                                               ---------------
Total Common Stocks (Cost
  $55,165,035,690)..............                45,686,953,816
                                               ===============

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value....................  $ 45,686,953,816
     Cash...................................................       196,463,008
     Receivable for investments sold........................        46,237,540
     Dividends receivable...................................        52,160,817
                                                              ----------------
Total Assets................................................    45,981,815,181
                                                              ----------------
LIABILITIES
     Payable for investments purchased......................        49,950,786
     Income distribution payable............................       198,518,872
     Accrued Trustee fees...................................         1,075,680
     Accrued expenses and other liabilities.................        16,344,885
                                                              ----------------
Total Liabilities...........................................       265,890,223
                                                              ----------------
NET ASSETS..................................................  $ 45,715,924,958
                                                              ================
NET ASSETS REPRESENTED BY:
     Paid in surplus........................................  $ 58,622,710,103
     Distribution in excess of net investment income........       (96,877,537)
     Accumulated net realized loss on investments...........    (3,331,825,734)
     Net unrealized depreciation on investments.............    (9,478,081,874)
                                                              ----------------
NET ASSETS..................................................  $ 45,715,924,958
                                                              ================
NET ASSET VALUE PER SPDR....................................  $         111.78
                                                              ================
UNITS OF FRACTIONAL UNDIVIDED INTEREST ("SPDRS")
  OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR
  VALUE.....................................................       408,979,824
                                                              ----------------
COST OF INVESTMENTS.........................................  $ 55,165,035,690
                                                              ----------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2004    SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                       ------------------    ------------------    ------------------
INVESTMENT INCOME
  Dividend income(a).................   $   727,345,627       $   693,488,016       $    430,308,111
                                        ---------------       ---------------       ----------------
EXPENSES
     Trustee fees....................        25,819,307            23,869,863             17,755,841
     Marketing expense...............        12,584,583            11,609,929              7,944,415
     S&P license fee.................        14,682,013            13,544,917              9,967,905
     SEC registration fee............           191,800             1,000,100                     --
     Legal and audit services........           126,596               126,250                134,206
     Other expenses..................           381,914               380,870                380,957
                                        ---------------       ---------------       ----------------
Total expenses.......................        53,786,213            50,531,929             36,183,324
     Rebate from Trustee.............        (7,350,434)           (4,092,213)            (2,007,651)
                                        ---------------       ---------------       ----------------
Net expenses.........................        46,435,779            46,439,716             34,175,673
     Trustee earnings credit.........        (1,233,786)             (521,780)            (1,523,393)
                                        ---------------       ---------------       ----------------
Net expenses after Trustee earnings
  credits............................        45,201,993            45,917,936             32,652,280
                                        ---------------       ---------------       ----------------
NET INVESTMENT INCOME................       682,143,634           647,570,080            397,655,831
                                        ---------------       ---------------       ----------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
     Net realized gain/(loss) on
       investment transactions.......     2,220,162,834         2,065,341,241         (1,023,252,620)
     Net change in unrealized
       depreciation..................     2,153,046,919         5,437,715,771         (6,497,205,220)
                                        ---------------       ---------------       ----------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS.........     4,373,209,753         7,503,057,012         (7,520,457,840)
                                        ---------------       ---------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........   $ 5,055,353,387       $ 8,150,627,092       $ (7,122,802,009)
                                        ===============       ===============       ================

--------------------------------------------------------------------------------
(a) Net of withholding tax expense of $0, $0, and $1,255,246 for 2004, 2003, and 2002, respectively.

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2004    SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                       ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...........   $   682,143,634       $   647,570,080       $   397,655,831
     Net realized gain/(loss) on
       investment transactions.......     2,220,162,834         2,065,341,241        (1,023,252,620)
     Net change in unrealized
       depreciation..................     2,153,046,919         5,437,715,771        (6,497,205,220)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........     5,055,353,387         8,150,627,092        (7,122,802,009)
                                        ---------------       ---------------       ---------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED
  AND REDEEMED, NET..................        67,955,540            (6,804,410)           34,187,594
                                        ---------------       ---------------       ---------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME..................      (741,887,578)         (640,459,798)         (425,983,780)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION OF
  SPDRS..............................     5,279,936,052        (2,147,671,890)       13,337,612,220
                                        ---------------       ---------------       ---------------
NET INCREASE IN NET ASSETS DURING
  PERIOD.............................     9,661,357,401         5,355,690,994         5,823,014,025
NET ASSETS AT BEGINNING OF PERIOD....    36,054,567,557        30,698,876,563        24,875,862,538
                                        ---------------       ---------------       ---------------
NET ASSETS END OF PERIOD*............   $45,715,924,958       $36,054,567,557       $30,698,876,563
                                        ===============       ===============       ===============
* INCLUDES DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME..............   $    96,877,537       $   (29,877,598)      $   (36,266,188)
                                        ---------------       ---------------       ---------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD
--------------------------------------------------------------------------------

                                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       9/30/04        9/30/03        9/30/02        9/30/01        9/30/00
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $     99.87    $     81.78    $    104.33    $    143.83    $    128.39
                                                     -----------    -----------    -----------    -----------    -----------
Investment Operations:
    Net investment income..........................         1.81           1.55           1.46           1.45           1.45
    Net realized and unrealized gain (loss) on
      investments..................................        11.89          18.09         (22.55)        (39.51)         15.43
                                                     -----------    -----------    -----------    -----------    -----------
Total from investment operations...................        13.70          19.64         (21.09)        (38.06)         16.88
                                                     -----------    -----------    -----------    -----------    -----------
Less distributions from:
    Net investment income..........................        (1.79)         (1.55)         (1.46)         (1.44)         (1.44)
                                                     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD.....................  $    111.78    $     99.87    $     81.78    $    104.33    $    143.83
                                                     ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN............................        13.62%         24.13%        -20.46%         26.60%         13.16%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Net investment income..........................         1.63%          1.67%          1.40%          1.14%          1.01%
    Total expenses(2)..............................         0.11%          0.12%          0.11%          0.11%          0.13%
    Portfolio turnover rate(1).....................         2.23%          1.76%          4.43%          4.61%          8.20%
    Total expenses excluding Trustee earnings
      credit.......................................         0.11%          0.12%          0.12%          0.12%          0.14%
    Total expenses excluding Trustee earnings
      credit and fee waivers.......................         0.13%          0.13%          0.13%          0.13%          0.17%
    Net assets, end of period (000's)..............  $45,715,925    $36,054,568    $30,698,877    $24,875,863    $24,288,629

--------------------------------------------------------------------------------
(1) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

(2) Net of expenses reimbursed by the Trustee.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official close price if the security is listed on the NASDAQ. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During 2004, the Trust reclassified $2,590,784,293 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2004, the Trust had capital loss carryforwards of $33,523, $27,700,040, $56,816,996, $403,831,303, $472,492,447, $1,530,834,020, and $445,024,832 which will expire on September 30, 2005, September 30, 2007, September 30, 2008, September 30, 2009, September 30, 2010, September 30, 2011, and September 30, 2012, respectively. The Trust incurred losses of $335,123,098 during the period November 1, 2003 through September 30, 2004 that were deferred for tax purposes until fiscal 2005.

The Tax character of distributions paid during the year ended September 30, 2004 was $741,887,578 of ordinary income. The Tax character of distributions paid during the year ended September 30, 2003 was $640,459,798 of ordinary income.

As of September 30, 2004, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on the tax basis were undistributed ordinary income of $100,594,786 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2004:

Net asset value of the Trust      Fee as a percentage of net asset value of the Trust
----------------------------      ---------------------------------------------------
$0 - $499,999,999              10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999  8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above     6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2004, the Adjustment Amount reduced the Trustee's fee by $1,183,644. The Adjustment Amount included a deficiency of net transaction fees from processing orders of $(50,142) and a Trustee earnings credit of $1,233,786.

From the period October 1, 2003 through April 18, 2004, the Trustee agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, before the Trustee earnings credit, which exceeded 12.00/100 of 1% per annum of the daily net asset value of the Trust. Effective April 19, 2004, the Trustee had voluntarily agreed

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED) to waive an additional portion of its fee, as needed, for one year, so that the total operating expenses would not exceed 0.10% of the Trust's daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2004 was $7,350,434. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

The Trust has entered into a Memorandum of Agreement with Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") pursuant to which the Trust has obtained a sub-license to use certain S&P marks. The Memorandum of Agreement requires the Trust to pay annually a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the Trust's daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

NOTE 4 -- TRUST TRANSACTIONS IN SPDRs
Transactions in SPDRs were as follows:

                                  YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                              SEPTEMBER 30, 2004                SEPTEMBER 30, 2003                SEPTEMBER 30, 2002
                           SPDRs            Amount           SPDRs            Amount           SPDRs            Amount
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
SPDRs sold               262,700,000   $ 29,115,803,571    337,100,000   $ 30,662,851,816    239,200,000   $ 23,977,046,407
Dividend reinvestment
  SPDRs issued                27,657          3,069,876         14,556          1,332,378          8,716            891,781
SPDRs redeemed          (214,750,000)   (23,770,981,855)  (351,500,000)   (32,818,660,494)  (102,250,000)   (10,606,138,374)
Net income
  equalization                    --        (67,955,540)            --          6,804,410             --        (34,187,594)
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
Net increase
  (decrease)              47,977,657   $  5,279,936,052    (14,385,444)  $ (2,147,671,890)   136,958,716   $ 13,337,612,220
                        ============   ================   ============   ================   ============   ================

Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2004, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $29,017,541,212, $23,741,736,917, $987,083,334, and $981,054,440, respectively.
At September 30, 2004, the cost of investments for federal income tax purposes was $55,223,958,617, accordingly,

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

gross unrealized appreciation was $1,822,153,515 and gross unrealized depreciation was $11,359,158,316, resulting in net unrealized depreciation of $9,537,004,801.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2004

TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2004 is 100%.

For the fiscal year ended September 30, 2004 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

OTHER INFORMATION (UNAUDITED)
On November 8, 2004, State Street Bank and Trust Company, as Trustee of the Trust, declared a special dividend (the "Special Dividend") to be distributed to Beneficial Owners of record as of November 17, 2004. The Special Dividend is being declared in light of the special dividend being paid by Microsoft Corporation, the common shares of which are held by the Trust. The ex-date for the Special Dividend is November 15, 2004, and the payment date is December 2, 2004.

The Special Dividend was declared by the Trustee pursuant to authority granted it by an amendment, dated November 8, 2004 (the "Amendment"), to the Standard Terms and Conditions of the Trust dated as of January 1, 2004. The Amendment expands the circumstances under which the Trustee may declare a special dividend to include circumstances where, in the Trustee's discretion, doing so would be advantageous to the Beneficial Owners of Trust units.

SPDR TRUST SERIES 1
--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005